Leases (Tables)	6 Months Ended
Jun. 30, 2025
Leases [Abstract]
Schedule of Finance and Operating Leases

The following table shows finance lease liabilities and the associated financial statement line items:

	As of	As of June 30,
	December 31, 2024	2025 (Unaudited)	2025 (Unaudited)
	S$	S$	$
Liabilities
Finance lease liabilities – current	45,032	46,219	36,339
Finance lease liabilities – non-current	80,476	57,066	44,867
Total	125,508	103,285	81,206

As of December 31, 2024 and June 30, 2025, “Right-of-use assets, net” consisted of the following:

	As of	As of June 30,
	December 31, 2024	2025 (Unaudited)	2025 (Unaudited)
	S$	S$	$
Motor vehicles under hire purchase	183,073	183,073	143,937
Leased office equipment	71,434	71,434	56,163
Less: Accumulated amortization	(135,482)	(157,299)	(123,673)
Right-of-use assets (finance lease), net	119,025	97,208	76,427

Information related to finance lease activities during the periods are as follows:

	For the six months ended June 30,
	2024 (Unaudited)	2025 (Unaudited)	2025 (Unaudited)
	S$	S$	$
Finance lease expenses
Amortization	25,444	21,817	17,153
Interest of financing lease liabilities	4,017	2,862	2,250

The following table shows the weighted-average lease terms and discount rates for finance leases:

		As of
	As of December 31, 2024	June 30, 2025 (Unaudited)
Weighted average remaining lease term (Years)
Finance leases	2.91	2.48

Weighted average discount rate (%)
Finance leases	5.21	5.18

The following table shows operating lease liabilities and the associated financial statement line items:

	As of	As of June 30,
	December 31, 2024	2025 (Unaudited)	2025 (Unaudited)
	S$	S$	$
Liabilities
Operating lease liabilities – current	170,776	132,053	103,823
Operating lease liabilities – non-current	96,921	38,968	30,638
Total	267,697	171,021	134,461

As of December 31, 2024 and June 30, 2025, “Right-of-use assets, net” consisted of the following:

	As of	As of June 30,
	December 31, 2024	2025 (Unaudited)	2025 (Unaudited)
	S$	S$	$
Leasehold buildings	717,262	717,262	563,930
Less: Accumulated amortization	(445,607)	(541,892)	(426,049)
Right-of-use assets (operating lease), net	271,655	175,370	137,881

Information related to operating lease activities during the periods are as follows:

	For the six months ended June 30,
	2024 (Unaudited)	2025 (Unaudited)	2025 (Unaudited)
	S$	S$	$
Operating lease expenses
Amortization	76,664	96,285	75,702
Interest of operating lease liabilities	3,252	3,630	2,854

The following table shows the weighted-average lease terms and discount rates for operating leases:

	As of	As of June 30,
	December 31, 2024	2025 (Unaudited)
Weighted average remaining lease term (Years)
Operating leases	1.56	1.23

Weighted average discount rate (%)
Operating leases	3.42	3.11

Schedule of Future Finance Lease Payments

Future finance lease payments as of June 30, 2025 (unaudited) are detailed as follows:

For the year ending June 30,	S$	$
2026	50,172	39,446
2027	34,454	27,088
2028	23,643	18,589
2029 and thereafter	1,300	1,023
Total future lease payment	109,569	86,146
Less: Imputed interest	(6,284)	(4,940)
Present value of finance lease liabilities	103,285	81,206
Less: Current portion	(46,219)	(36,339)
Long-term potion of finance lease liabilities	57,066	44,867

Schedule of Future Operating Lease Payments

Future operating lease payments as of June 30, 2025 are detailed as follows:

For the year ending June 30,	S$	$
2026	137,613	108,195
2027 and thereafter	51,028	40,119
Total future lease payment	188,641	148,314
Less: Imputed interest	(17,620)	(13,853)
Present value of operating lease liabilities	171,021	134,461
Less: Current portion	(132,053)	(103,823)
Long-term potion of operating lease liabilities	38,968	30,638